Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 7,943	$ 9,050	$ 8,310
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	781	1,175	1,241
Realized capital gains and losses	(626)	(2,075)	(694)
Changes in:
Policy benefits and other insurance reserves	14,398	(22,072)	4,240
Income taxes	(516)	476	(205)
Receivable from/payable to affiliates, net	25,752	(13,494)	(9,818)
Other operating assets and liabilities	(32,761)	37,802	(943)
Net cash provided by operating activities	14,971	10,862	2,131
Cash flows from investing activities
Proceeds from sales of fixed income securities	25,367	44,880	27,166
Collections on fixed income securities	29,154	25,268	38,691
Purchases of fixed income securities	(51,209)	(77,175)	(71,478)
Change in short-term investments, net	(11,216)	(1,379)	(3,023)
Net cash used in investing activities	(7,904)	(8,406)	(8,644)
Net increase (decrease) in cash	7,067	2,456	(6,513)
Cash at beginning of year	6,006	3,550	10,063
Cash at end of year	$ 13,073	$ 6,006	$ 3,550